UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22421

iShares MSCI Russia Capped Index Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201-7912

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—93.30%

BANKS—12.22%
Sberbank of Russia	3,762,000	$9,180,036
VTB Bank OJSC	1,632,005,000	2,587,184

		11,767,220
CHEMICALS—4.41%
Uralkali OJSC	615,005	4,249,054

		4,249,054
ELECTRIC—5.59%
Federal Grid Co. of Unified Energy System OJSC(a)	248,000,000	1,270,494
IDGC Holding JSC(a)	18,600,200	833,423
Inter RAO UES OJSC(a)	1,610,082,000	1,356,294
RusHydro OJSC	80,500,000	1,918,914

		5,379,125
FOOD—3.93%
Magnit OJSC SP GDR(a)(b)	153,700	3,781,020

		3,781,020
IRON & STEEL—3.76%
Mechel OAO SP ADR	169,400	899,514
Novolipetsk Steel OJSC SP GDR(b)	66,500	1,049,370
Severstal OAO	152,005	1,666,405

		3,615,289
METAL FABRICATE & HARDWARE—1.04%
TMK OAO SP GDR(b)	81,000	1,003,590

		1,003,590
MINING—4.22%
MMC Norilsk Nickel OJSC	27,600	4,062,903

		4,062,903
OIL & GAS—50.03%
Gazprom OAO	4,798,005	21,072,854
LUKOIL OAO	228,400	11,734,950
NovaTek OAO SP GDR(b)	44,100	4,189,500
Rosneft Oil Co. OJSC	713,000	4,442,200
Surgutneftegas OJSC	3,450,000	2,557,865
Tatneft OAO	841,005	4,164,987

		48,162,356
REAL ESTATE—1.05%
LSR Group OJSC SP GDR(b)	245,600	1,006,960

		1,006,960

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

May 31, 2012

TELECOMMUNICATIONS—7.05%
Mobile TeleSystems OJSC SP ADR(a)	229,500	3,818,880
Rostelecom OJSC	780,000	2,456,726
Sistema JSFC SP GDR(b)	29,800	508,984

		6,784,590

TOTAL COMMON STOCKS
(Cost: $126,700,795)		89,812,107

PREFERRED STOCKS—3.68%

BANKS—0.36%
Sberbank of Russia	190,095	345,816

		345,816
OIL & GAS—1.61%
Surgutneftegas OJSC	3,250,000	1,548,560

		1,548,560
PIPELINES—1.71%
AK Transneft OAO	1,253	1,647,024

		1,647,024

TOTAL PREFERRED STOCKS
(Cost: $3,943,974)		3,541,400

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	121,250	121,250

		121,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $121,250)		121,250

TOTAL INVESTMENTS IN SECURITIES—97.11%
(Cost: $130,766,019)		93,474,757
Other Assets, Less Liabilities—2.89%		2,783,990

NET ASSETS—100.00%		$96,258,747

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND, INC.

iShares MSCI Russia Capped Index Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on May 21, 2010 pursuant to Articles of Incorporation.

This schedule of investments relates only to the iShares MSCI Russia Capped Index Fund (the “Fund”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of the Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

As of May 31, 2012, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2012, the cost of investments for federal income tax purposes was $131,990,763. Net unrealized depreciation was $38,516,006, of which $30,137 represented gross unrealized appreciation on securities and $38,546,143 represented gross unrealized depreciation on securities.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

The Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares MSCI Russia Capped Index Fund, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 27, 2012